INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2019
INVENTORIES
Schedule of inventories

	December 31,
	2018	2019
	RMB	RMB

Crude oil and other raw materials	85,469	88,465
Work in progress	13,690	12,615
Finished goods	88,929	91,368
Spare parts and consumables	2,872	2,576
	190,960	195,024
Less: Allowance for diminution in value of inventories	(6,376)	(2,582)
	184,584	192,442

Schedule of allowance for diminution in value of inventories

	2017	2018	2019
	RMB	RMB	RMB

Balance as of January 1	920	1,155	6,376
Allowance for the year	436	5,535	1,616
Reversal of allowance on disposal	(13)	(114)	(189)
Written off	(190)	(217)	(5,233)
Other increase	2	17	12
Balance as of December 31	1,155	6,376	2,582